Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ 2,834
Interest cost	(82)	$ (95)
Actuarial gains/(losses) - demographic assumptions	(500)	(797)
Defined benefit obligation at 31 December	2,964	2,834
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	(8,143)	(7,568)	$ (8,410)
Current service costs	(72)	(67)	(72)
Interest cost	(250)	(326)	(322)
Past service gain/(cost)	16	(9)	(3)
Assets distributed on settlements	153	109	45
Benefits paid	519	596	493
Contribution by plan participants	(2)	(2)	(3)
Actuarial gains/(losses) - demographic assumptions	20	61	27
Actuarial gains/(losses) - financial assumptions	(690)	(912)	350
Experience adjustments	(12)	29	14
Exchange differences	(35)	(86)	313
Transfers and other movements		32
Defined benefit obligation at 31 December	(8,496)	(8,143)	(7,568)
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	5,442	5,059	5,623
Interest cost	168	218	225
Administration costs	(19)	(23)	(14)
Assets distributed on settlements	(146)	(107)	(45)
Return on plan assets exceeding interest income	332	579	(333)
Benefits paid	(519)	(596)	(493)
Contributions by AB InBev	394	294	307
Contribution by plan participants	2	2	3
Exchange differences	(9)	46	(214)
Transfers and other movements	4	(30)
Defined benefit obligation at 31 December	$ 5,649	$ 5,442	$ 5,059